SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Mining rigs (Details) - Mining Asset [Member]	12 Months Ended
Dec. 31, 2024
Minimum [Member]
Property, plant and equipment's [abstract]
Estimated useful life	2 years
Maximum [Member]
Property, plant and equipment's [abstract]
Estimated useful life	5 years